BLUE CREATION Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 02, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill		$ 211,074	$ 218,516	$ 154,114
Payments to Acquire Businesses, Net of Cash Acquired		$ 0	$ 0	$ 2,882
Blue Creation [Member]
Business Acquisition [Line Items]
Goodwill	$ 920
Payments to Acquire Businesses, Gross	6,400
Payments to Acquire Businesses, Net of Cash Acquired	2,900
Business Combination, Contingent Consideration, Liability	$ 500
Business Acquisition, Effective Date of Acquisition	Nov. 02, 2016